Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair Value Measurements
Time deposits-short term	$ 2,788,578		¥ 14,593,291		¥ 19,361,098
Time deposits-long term	79,217		1,110,000		550,000
Available-for-sale securities			1,136,073		855,728
Held-to-maturity securities-fixed rate investments			153,522
Other short-term investments			4,859,977		11,582,116
Total			21,852,863		32,348,942
Impairment charges of certain cost method investments	$ 40,171	¥ 278,906	12,037	¥ 24,040
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term			14,593,291		19,361,098
Time deposits-long term			1,110,000		550,000
Available-for-sale securities			1,136,073		855,728
Total			16,839,364		20,766,826
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Held-to-maturity securities-fixed rate investments			153,522
Other short-term investments			4,859,977		11,582,116
Total			5,013,499		¥ 11,582,116
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain cost method investments		¥ 12,200	¥ 12,000